Convertible notes payable	12 Months Ended
Sep. 30, 2021
Convertible notes payable
Convertible notes payable

Note 9 — Convertible notes payable

On November 1, 2018, the Company completed a $7.5 million private placement with an institutional investor (the “Buyer”). Pursuant to the Securities Purchase Agreement, dated as of November 1, 2018 (the “Securities Purchase Agreement”), the Company issued and sold to the Buyer an aggregate of $7.5 million of senior convertible notes due on April 1, 2020 (the “Notes”) and warrants (the “Investor Warrants”) to purchase an aggregate of 800,000 of the Company’s ordinary shares, $0.001 par value per share (“Ordinary Shares”). Additionally, the Company issued warrants to purchase 10% of the shares placed under the Notes (initially 119,808) to the placement agent, at an exercise price of $7.183 per share (the “Placement Agent Warrants”). The Placement Agent Warrants have a term of four years and are subject to adjustment under certain events.

The Notes were initially convertible into 1,198,084 Ordinary Shares at the rate of $6.26 per Ordinary Share, which rate is subject to adjustment as referenced in the form of Notes. The Notes bear interest at 10% per year. The Investor Warrants are exercisable by the holder thereof at any time on or after November 1, 2018 and before November 1, 2022. One year from the date of issuance of the Investor Warrants, the Exercise Price of the Investor Warrants will be lowered to the then-current Market Price (as such term is defined in the Notes) of an Ordinary Share, if such Market Price is less than the initial Exercise Price of $6.53 per Ordinary Share.

On March 10, 2020, the Company adjusted the warrant exercise price of the Investor Warrants and the Placement Agent Warrants to $2 per Ordinary Share according to the terms of these warrants. On July 10, 2020, according to the terms of the Placement Agent Warrants, the Company adjusted the number of shares underlying the Placement Agent Warrants from 119,808 to 812,694, ten percent (10%) of the number of Ordinary Shares issued by the Company in repayment of principal under the Notes.

At the time of issuance, the Company allocated the proceeds to the Notes and Investor Warrants based on their relative fair values, and evaluated the intrinsic value of the beneficial conversion feature (“BCF”) associated with the conversion feature of the Notes. The Investor Warrants and BCF were recorded into additional paid-in capital.

The Investor Warrants were treated as a discount on the Notes and were valued at $1,496,153. Additionally, the Notes were considered to have an embedded BCF because the effective conversion price was less than the fair value of the Company’s common stock on November 1, 2018. The value of the BCF was $670,618 and was also recorded as a discount on the Notes. Hence, in connection with the issuance of the Notes and the Investor Warrants, together with other issuance costs, the Company recorded a total debt discount of $3,206,932 that was amortized over the term of the Notes. The Company repaid $2.6 million in cash for the Notes and $6.1 million (including principal and interest) was converted into 8,585,702 shares as of June 22, 2020. At September 30, 2020, the Notes balance was Nil.

On March 29, 2021, May 4, 2021 and September 20, 2021, the Company adjusted the warrant exercise price of the Investor Warrants and the Placement Agent Warrants to $1.15, $0.30 and $0.22 per Ordinary Share according to the terms of these warrants, respectively. The Company recorded $455,364 incremental value from the modification of the warrants’ exerice price during the year ended September 30, 2021. See Note 12.

Note 9 — Convertible notes payable (Continued)

On November 1, 2018, the Company issued warrants to purchase 10% of the shares placed under the Notes (initially 119,808) to the placement agent, at an exercise price of $7.183 per share (the “Placement Agent Warrants”). The Placement Agent Warrants have a term of four years and are subject to adjustment under certain events.